Fair Value Disclosures, Off-Balance Sheet Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 57,400	$ 64,252
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	81,208	86,075
Securities available-for-sale	57,400	64,252
Other investments	4,930	5,308
Loans, net	383,049	398,780
Deposits	(485,340)	(515,361)
Other short term borrowings	(20,170)	(57,676)
Long-term debt	(51,298)	(13,964)
Capital securities	(3,150)	(3,150)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	81,208	86,075
Securities available-for-sale	57,400	64,252
Other investments	4,930	5,308
Loans, net	383,173	398,221
Deposits	(480,424)	(508,599)
Other short term borrowings	(23,072)	(65,844)
Long-term debt	(57,145)	(14,951)
Capital securities	$ (3,542)	$ (3,014)